Equity instruments	12 Months Ended
Dec. 31, 2018
Equity Instruments Abstract
Equity instruments

8.     Equity instruments

a)	Breakdown

The detail, by classification and type, of Equity instruments in the consolidated balance sheets is as follows:

	Million of euros
	2018 (*)	2017	2016
Classification:
Financial assets held for trading	8,938	21,353	14,497
Non-trading financial assets mandatorily at fair value through profit or loss	3,260
Financial assets designated at fair value through profit or loss	—	933	546
Financial assets designated at fair value through other comprehensive income	2,671
Financial assets available-for-sale	—	4,790	5,487
	14,869	27,076	20,530
Type:
Shares of Spanish companies	3,448	4,199	3,098
Shares of foreign companies	9,107	20,448	15,342
Investment fund shares	2,314	2,429	2,090
	14,869	27,076	20,530

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

Note 29 contains a detail of the Other comprehensive income, recognised in equity, on Financial assets designated at fair value through other comprehensive income (IFRS9) and Financial assets available-for-sale, and also the related impairment losses (IAS39).

b)    Changes

The changes in Financial assets at fair value through other comprehensive income (IFRS9), and Financial assets available-for-sale (IAS39) were as follows:

	Million of euros
	2018 (*)	2017	2016

Balance at beginning of the year	3,169	5,487	4,849
Net additions (disposals)	(324)	(331)	(294)
Of which:
Visa Europe, Ltd.	—	—	(263)
Valuation adjustment and other items	(174)	(366)	932
Balance at end of year	2,671	4,790	5,487

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

Visa Europe, Ltd.

On June 21, 2016 the Group disposed its Visa Europe, Ltd. stake, classified as available for sale, obtaining a gain net of taxes of EUR 227 million (see Note 44 Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net).

c)Notifications of acquisitions of investments

The notifications of the acquisitions and disposals of holdings in investees made by the Bank in 2018, in compliance with Article 155 of the Spanish Limited Liability Companies Law and Article 125 of Spanish Securities Market Law 24/1998, are listed in Appendix IV.